Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 3,106,407	₩ 2,916,670
PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	247,824
Domestic [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 201,927	₩ 264,763
Domestic [member] | POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY) [member]
Disclosure of joint ventures [line items]
Number of shares	11,568,000
Ownership (%)	60.00%	60.00%
Investments in joint ventures	₩ 153,839	₩ 155,748
Domestic [member] | SNNC [member]
Disclosure of joint ventures [line items]
Number of shares	18,130,000
Ownership (%)	49.00%	49.00%
Investments in joint ventures	₩ 38,046	₩ 100,692
Domestic [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	10,042	8,323
Domestic [member] | Acquisition cost [member] | POSCO MC MATERIALS (formerly, POSCO MITSUBISHI CARBON TECHNOLOGY) [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	115,680
Domestic [member] | Acquisition cost [member] | SNNC [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	90,650
Foreign [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,904,480	₩ 2,651,907
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Number of shares	13,117,972
Ownership (%)	12.50%	12.50%
Investments in joint ventures	₩ 1,397,824	₩ 1,400,009
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Number of shares	325,050,000
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 477,898	₩ 419,192
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Number of shares	2,010,719,185
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 119,820	₩ 99,768
Foreign [member] | Nickel Mining Company SAS [member]
Disclosure of joint ventures [line items]
Number of shares	3,234,698
Ownership (%)	49.00%	49.00%
Investments in joint ventures		₩ 87,967
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	25.00%	25.00%
Investments in joint ventures	₩ 126,906	₩ 111,001
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Ownership (%)	3.89%	3.89%
Investments in joint ventures		₩ 16,572
Foreign [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Number of shares	137,488,235
Ownership (%)	49.00%	49.00%
Investments in joint ventures	₩ 578,604	₩ 284,351
Foreign [member] | HBIS-POSCO Automotive Steel Co.,Ltd
Disclosure of joint ventures [line items]
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 179,841	₩ 208,765
Foreign [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	23,587	₩ 24,282
Foreign [member] | Acquisition cost [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	1,528,672
Foreign [member] | Acquisition cost [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	364,609
Foreign [member] | Acquisition cost [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	32,950
Foreign [member] | Acquisition cost [member] | Nickel Mining Company SAS [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	157,585
Foreign [member] | Acquisition cost [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	61,961
Foreign [member] | Acquisition cost [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	346,880
Foreign [member] | Acquisition cost [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	540,604
Foreign [member] | Acquisition cost [member] | HBIS-POSCO Automotive Steel Co.,Ltd
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 235,251